Annual Total Returns[BarChart] - Invesco SP 500 Top 50 ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.16%	15.35%	28.78%	11.42%	4.26%	11.11%	22.98%	(3.48%)	32.21%	24.28%